Performance Management - BFS Equity Fund	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and ten-year periods compare over time to those of a broad-based securities market index as well as a secondary benchmark. The performance information prior to November 3, 2023, is for Investor Class shares of the Fund, which were exchanged for Institutional Class shares of the Fund on November 3, 2023. The Institutional Class shares of the Fund had no operating history prior to the exchange. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and ten-year periods compare over time to those of a broad-based securities market index as well as a secondary benchmark.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this time period were:

Highest Quarter:	2nd Quarter, 2020, 18.12%
Lowest Quarter:	1st Quarter, 2020, (22.33%)

The year to date return as of June 30, 2025 was 3.14%.

Year to Date Return, Label [Optional Text]	The year to date return
Bar Chart, Year to Date Return	3.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	18.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(22.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2024:
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
BFS Equity Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	23.39%	10.11%	10.60%
Institutional Class Return After Taxes on Distributions	22.91%	9.28%	10.02%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.20%	7.82%	8.61%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	14.99%	10.55%	11.57%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 575-2430.

Performance Availability Phone [Text]	(855) 575-2430